Customer Accounts - Schedule of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Deposit Account Balance
Non-interest checking	$ 2,164,071	$ 1,621,343
Interest checking	3,029,576	1,984,576
Savings	872,087	753,574
Money market	3,740,698	2,724,308
Time deposits	3,973,192	4,906,963
Customer accounts	$ 13,779,624	$ 11,990,764
As a % of Total Deposits
Non-interest checking	15.70%	13.50%
Interest checking	22.00%	16.60%
Savings	6.30%	6.30%
Money market	27.10%	22.70%
Time deposits	28.80%	40.90%
Total	100.00%	100.00%
Weighted Average Rate
Interest checking	0.23%	0.61%
Savings	0.11%	0.13%
Money market	0.30%	0.82%
Time deposits	1.17%	1.91%
Total	0.48%	1.08%	0.87%